Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 95.8%
Aerospace/Defense - 1.2%

Raytheon Co.	85,135	$16,702,636

Aerospace/Defense-Equipment - 1.9%

L3Harris Technologies, Inc.	128,005	26,706,963

Apparel Manufacturers - 1.7%

Carter’s, Inc.	109,953	10,028,813
Under Armour, Inc., Class A†	275,449	5,492,453
Under Armour, Inc., Class C†	488,478	8,856,106

		24,377,372

Applications Software - 3.6%

ServiceNow, Inc.†	200,829	50,980,442

Athletic Equipment - 0.7%

Peloton Interactive, Inc., Class A†	405,900	10,188,090

Beverages-Non-alcoholic - 1.0%

Monster Beverage Corp.†	242,827	14,098,536

Building-Residential/Commercial - 1.7%

Lennar Corp., Class A	441,059	24,633,145

Commercial Services - 1.7%

CoStar Group, Inc.†	40,978	24,308,149

Commercial Services-Finance - 2.6%

PayPal Holdings, Inc.†	222,039	23,001,020
Square, Inc., Class A†	222,816	13,803,451

		36,804,471

Communications Software - 0.2%

Slack Technologies, Inc., Class A†	120,478	2,858,943

Computer Software - 2.9%

Splunk, Inc.†	346,892	40,884,691

Computers-Memory Devices - 1.1%

Western Digital Corp.	268,825	16,032,723

Cruise Lines - 1.0%

Norwegian Cruise Line Holdings, Ltd.†	276,610	14,320,100

Data Processing/Management - 0.3%

DocuSign, Inc.†	75,100	4,650,192

Diagnostic Equipment - 2.2%

Thermo Fisher Scientific, Inc.	109,126	31,785,130

Diversified Manufacturing Operations - 1.6%

Ingersoll-Rand PLC	187,928	23,154,609

Drug Delivery Systems - 0.8%

DexCom, Inc.†	75,149	11,215,237

E-Commerce/Products - 8.3%

Amazon.com, Inc.†	68,410	118,753,603

E-Commerce/Services - 2.1%

TripAdvisor, Inc.†	252,842	9,779,929
Uber Technologies, Inc.†(1)	462,320	13,652,549
Uber Technologies, Inc.†	222,228	6,771,287

		30,203,765

Electronic Components-Semiconductors - 3.4%

Advanced Micro Devices, Inc.†	904,232	26,213,685
Marvell Technology Group, Ltd.	871,473	21,760,681

		47,974,366

Enterprise Software/Service - 5.6%

Guidewire Software, Inc.†	326,758	34,433,758
Workday, Inc., Class A†	265,640	45,148,174

		79,581,932

Entertainment Software - 0.3%

DraftKings, Inc.†(1)(2)	1,438,464	3,970,161

Finance-Credit Card - 2.5%

American Express Co.	298,232	35,274,881

Food-Misc./Diversified - 2.5%

Lamb Weston Holdings, Inc.	501,111	36,440,792

Healthcare Safety Devices - 0.9%

Tandem Diabetes Care, Inc.†	220,443	13,001,728

Internet Content-Entertainment - 4.6%

Facebook, Inc., Class A†	116,615	20,766,799
Netflix, Inc.†	38,341	10,260,818
Pinterest, Inc., Class A†	1,208,533	31,965,698
Pinterest, Inc., Class B†(1)	130,313	3,426,673

		66,419,988

Internet Content-Information/News - 1.8%

Spotify Technology SA†	220,327	25,117,278

Machinery-Pumps - 1.1%

Dover Corp.	152,230	15,156,019

Medical Products - 4.4%

Haemonetics Corp.†	316,582	39,933,654
Penumbra, Inc.†	166,405	22,379,808

		62,313,462

Medical-Biomedical/Gene - 5.4%

Bluebird Bio, Inc.†	24,583	2,257,211
Exact Sciences Corp.†	411,883	37,221,867
Gilead Sciences, Inc.	178,283	11,299,577
Ionis Pharmaceuticals, Inc.†	230,741	13,823,693
Sage Therapeutics, Inc.†	87,246	12,239,741

		76,842,089

Medical-Drugs - 2.1%

Ascendis Pharma A/S ADR†	72,120	6,946,599
Galapagos NV†	135,620	20,665,105
Galapagos NV ADR†	16,967	2,590,182

		30,201,886

Multimedia - 3.3%

Walt Disney Co.	363,562	47,379,400

Office Automation & Equipment - 1.9%

Zebra Technologies Corp., Class A†	134,925	27,844,472

Oil Companies-Exploration & Production - 1.3%

Diamondback Energy, Inc.	110,927	9,973,447
EOG Resources, Inc.	110,720	8,217,638

		18,191,085

Patient Monitoring Equipment - 2.7%

Insulet Corp.†	236,329	38,977,742

Private Equity - 1.1%

Blackstone Group, Inc., Class A	322,090	15,730,875

Recreational Centers - 1.4%

Planet Fitness, Inc., Class A†	336,146	19,452,769

Resorts/Theme Parks - 2.7%

Marriott Vacations Worldwide Corp.	166,152	17,215,009
Vail Resorts, Inc.	94,106	21,414,761

		38,629,770

Retail-Apparel/Shoe - 1.6%

Burlington Stores, Inc.†	111,760	22,331,883

Retail-Building Products - 1.1%

Lowe’s Cos., Inc.	137,774	15,149,629

Retail-Floor Coverings - 1.5%

Floor & Decor Holdings, Inc., Class A†	432,094	22,101,608

Retail-Misc./Diversified - 1.2%

Five Below, Inc.†	135,667	17,107,609

Schools - 1.4%

2U, Inc.†	204,906	3,335,870
Grand Canyon Education, Inc.†	163,257	16,031,837

		19,367,707

Security Services - 1.0%

Brink’s Co.	181,627	15,065,960

Veterinary Diagnostics - 1.5%

Elanco Animal Health, Inc.†	820,054	21,805,236

Web Hosting/Design - 0.9%

GoDaddy, Inc., Class A†	189,970	12,534,221

Total Common Stocks
(cost $1,188,324,257)		1,366,623,345

CONVERTIBLE PREFERRED SECURITIES - 0.8%
Advertising Services - 0.0%

Nanigans, Inc., Series B†(1)(2)	126,818	142,036

Applications Software - 0.2%

Magic Leap, Inc., Series C†(1)(2)	93,690	2,310,395

E-Commerce/Products - 0.2%

One Kings Lane Inc., Escrow†(2)	291,563	46,650
The Honest Co., Inc., Series C†(1)(2)	97,634	3,191,656

		3,238,306

E-Commerce/Services - 0.4%

Airbnb, Inc., Series E(1)(2)†	46,491	5,855,231

Total Convertible Preferred Securities
(cost $10,585,279)		11,545,968

Total Long-Term Investment Securities
(cost $1,198,909,536)		1,378,169,313

REPURCHASE AGREEMENTS - 2.3%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$8,000,000	8,000,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	4,990,000	4,990,000
BNP Paribas SA Joint Repurchase Agreement(3)	3,990,000	3,990,000
Deutsche Bank AG Joint Repurchase Agreement(3)	7,635,000	7,635,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	7,985,000	7,985,000

Total Repurchase Agreements
(cost $32,600,000)		32,600,000

TOTAL INVESTMENTS
(cost $1,231,509,536)	98.9%	1,410,769,313
Other assets less liabilities	1.1	16,116,338

NET ASSETS	100.0%	$1,426,885,651

†	Non-income producing security
(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
DraftKings, Inc.	07/16/2015	640,163	$2,337,660
	07/17/2015	23,563	86,045
	08/11/2015	774,738	2,996,033

		1,438,464	$5,419,738	$3,970,161	$2.76	0.28%

Pinterest, Inc., Class B	03/19/2015	130,313	2,806,594	3,426,673	26.30	0.24
Uber Technologies, Inc.	06/05/2014	462,320	7,171,993	13,652,549	29.53	0.96
Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	46,491	4,328,052	5,855,231	125.94	0.41
The Honest Co., Inc., Series C	08/20/2014	97,634	2,641,712	3,191,656	32.69	0.22
Magic Leap, Inc., Series C	12/28/2015	93,690	2,157,962	2,310,395	24.66	0.16
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	142,036	1.12	0.01

				$32,548,701		2.28%

(2)	Securities classified as Level 3 (see Note 1).
(3)	See Note 2 for details of Joint Repurchase Agreements.

ADR  -  American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
E-Commerce/Services	$16,551,216	$13,652,549	$—	$30,203,765
Entertainment Software	—	—	3,970,161	3,970,161
Internet Content-Entertainment	62,993,315	3,426,673	—	66,419,988
Other Industries	1,266,029,431	—	—	1,266,029,431
Convertible Preferred Securities	—	—	11,545,968	11,545,968
Repurchase Agreements	—	32,600,000	—	32,600,000

Total Investments at Value	$1,345,573,962	$49,679,222	$15,516,129	$1,410,769,313

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2018	$3,792,096	$34,312,478
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	138,495	—
Realized Loss	—	—
Change in unrealized appreciation(1)	302,710	1,964,963
Change in unrealized depreciation(1)	(124,645)	(14,752,886)
Net Purchases	—	—
Net Sales	(138,495)	(9,978,587)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 09/30/2019	$3,970,161	$11,545,968

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2019 includes:

Common Stocks	Convertible Preferred Securities
$302,710	$455,459

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2019.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 9/30/2019	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$3,970,161	Market Approach	2020 Estimated Revenue Multiple*	2.5x
			Multiple Premium*	15.0%
			Discount for Lack of Marketability	10.0%

Convertible Preferred Securities	$2,310,395	Market Approach	Market Transaction Price*	($23.03-$27.00) $25.015
			Discount for Uncertainty	10.0%

	$5,855,231	Market Approach	Last Twelve Months Revenue Multiple*	10.05x
			2021 Estimated Revenue Multiple*	4.80x-7.00x (5.60x)
			2021 Estimated Gross Profit Multiple*	5.40x
			2022 Estimated Revenue Multiple*	4.30x
			2022 Estimated Gross Profit Multiple*	4.80x
			2023 Estimated Revenue Multiple*	3.90x
			2023 Estimated Gross Profit Multiple*	4.40x
			Discount for Lack of Marketability	10%-15% (11.7%)

	$3,191,656	Market Approach with	2019 Estimated Revenue Multiple*	2.79x
		Option Pricing Method (“OPM”)	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	17.0%
			Term to liquidity event in years	3.00
			Risk-free rate	1.58%

	$142,036	Market Approach with	Last Twelve Months Revenue Multiple*	1.1x
		Option Pricing Method (“OPM”) and	Discount for Lack of Marketability	10.00%
		Cost Approach	OPM assumptions:
			Volatility*	59.8%
			Term to liquidity event in years	3.00
			Risk-free rate	1.58%
			Abandoment Value*	$0.000000

	$46,650	Income Approach	Future Cash Flows*	$0.16
			Discount for Potential Claims	50.0%

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments